FINANCIAL RISK MANAGEMENT - interest rate risk profit (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (64,189.0)	Rp (56,772.0)
Interest rate risk | Fixed rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	(14,281.0)	(16,383.0)
Interest rate risk | Variable rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (21,191.0)	Rp (15,416.0)
Increase in percent (as a percent)	0.25%
Decrease in percent (as a percent)	0.25%
Equity change	Rp 53.0
Equity change	(53.0)
Net income change	53.0
Net income change	Rp (53.0)